Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Invoices received - supplier not part of factoring facility	€ 40,474	€ 38,863
Invoices received - supplier factoring facility	11,670	9,758
Accruals for invoices to be received	14,333	12,267
Total	€ 66,477	€ 60,888